Financial instruments - Call Spread (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 16, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Conversion price (in dollars per share)		$ 32.7743
Change in Fair value of call spread (See note 7)		$ (2.3)	$ (0.5)	$ (25.7)
Call Spread
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Call options purchased for number of shares (in shares)	10,453,612
Call options sold for number of shares (in shares)	10,453,612
Exercise price for call options purchased (in dollars per share)	$ 33.4815
Exercise price for call options sold (in dollars per share)	$ 42.6125
Convertible Bonds | Call Spread
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Convertible debt issued	$ 350.0
Percentage of in effective conversion premium		75.00%
Conversion price (in dollars per share)		$ 24.35
Maturity date		May 14, 2023